    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 22, 2002

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


[ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                 XX       Post-Effective Amendment No.   52
                                                        ----

                                     and/or

[ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                 XX       Amendment No.   54
                                         ----


                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective: (check appropriate box)

                           immediately upon filing pursuant to paragraph (b)
                           on (date), pursuant to paragraph (b)
                           60 days after filing pursuant to paragraph (a)(1)
                           on (date) pursuant to paragraph (a)(1)
                           75 days after filing pursuant to paragraph (a)(2)
                           on (date) pursuant to paragraph (a)(2) of Rule 485
                 XX        on March 27, 2002, pursuant to paragraph (a)(3)

If appropriate, check the following box:

                           this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Disciplined Small Cap Value Fund - Service Shares

                                EXPLANATORY NOTE


This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

One Prospectus:

         For the Berger Disciplined Small Cap Value Fund - Service Shares class

One Statement of Additional Information:

         For the Berger Disciplined Small Cap Value Fund - Service Shares class

One Part C

The purpose of this Post-Effective Amendment No. 52 is to amend a previously filed Post-Effective Amendment, Post-Effective Amendment No. 49 (filed on January 11, 2002) to the Registration Statement of the Berger Investment Portfolio Trust (the "Trust"). Amendment No. 52 adds a new share class (the "Service Shares Class") to the new series, the Berger Disciplined Small Cap Value Fund, added to the Trust by Amendment No. 49. Pursuant to a request for accelerated approval, Amendment No. 49 and Amendment No. 52 are to be effective March 27, 2002.

                              BERGER DISCIPLINED
                              SMALL CAP VALUE FUND -
                              SERVICE SHARES


                              PROSPECTUS ________, 2002


                              [BERGER FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; BERGER DISCIPLINED SMALL CAP VALUE FUND is a servicemark of Berger LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

Table of Contents

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Service Shares of the Berger Disciplined Small Cap Value Fund. These shares are only available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries.

BERGER DISCIPLINED SMALL CAP VALUE FUND(SM) - SERVICE SHARES ............. 4

The Fund's Goal and Principal Investment Strategies ...................... 4

Principal Risks .......................................................... 4

The Fund's Past Performance .............................................. 5

Fund Expenses ............................................................ 5

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ................... 7

Risk and Investment Glossary ............................................. 7

PURCHASING AND SELLING (REDEEMING) SHARES ................................12

INFORMATION ABOUT YOUR ACCOUNT ...........................................13

Fund Share Price .........................................................13

Excessive Trading ........................................................13

Privacy Notice ...........................................................14

Distributions and Taxes ..................................................15

ORGANIZATION OF THE FUND .................................................17

Investment Managers ......................................................17

12b-1 Arrangements .......................................................18

Special Fund Structure ...................................................18


                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

4

Berger Disciplined
Small Cap Value Fund -
Service Shares                        Ticker Symbol                        XXXXX

The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's investment manager generally looks for companies:

o  That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

Principal Risks

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risk because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund

The Fund's Past Performance

The Fund has no performance history since it did not commence operations until ________, 2002.

Fund Expenses

As a shareholder in the Fund,you do not pay any sales loads,redemption or exchange fees,but you do indirectly bear Annual Fund Operating Expenses,which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                        %
---------------------------------                                       ----

Management fee                                                          0.90

Distribution (12b-1) fee                                                0.25

Service fee                                                             0.25

Other expenses                                                          0.48
                                                                        ----
Total Annual Fund Operating Expenses                                    1.88
                                                                        ====

Expense Reimbursement(2)                                               (0.13)
                                                                        ====

Net Expenses                                                            1.75
                                                                        ====

(1) Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.20% of the Service Shares' average daily net assets in any fiscal year. The agreement may not be terminated until ______________, 2003.

Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees, service fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions


                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

6

Berger Disciplined
Small Cap Value Fund -
Service Shares


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

YEARS                                                                        $
-----                                                                     ----
One                                                                        178

Three                                                                      551


Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund

Investment Techniques,
Securities and Associated
Risks

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

Risk and Investment
Glossary

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its


                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

8

Investment Techniques,
Securities and Associated
Risks (continued)

assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively effect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely,a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks


                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

10

Investment Techniques,
Securities and Associated
Risks (continued)

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL COMPANY SECURITIES ARE SECURITIES issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund


TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks


(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.



                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

12

Purchasing and Selling
(Redeeming) Shares


Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

The Funds do not impose any sales charges, commissions or redemption fees for the redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.

Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund

Information About
Your Account

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Service Shares of the Fund is determined by adding the Service Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Service Shares, and then dividing that value by the total number of the Service Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion,

                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

14

Information About
Your Account (continued)

engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

FINANCIAL INTERMEDIARIES

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

Privacy Notice

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information. The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission 8and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or



Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund

modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order;
(9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

Distribution and Taxes

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

16

Information About
Your Account (continued)

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you. If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

                                         Berger Disciplined Small Cap Value Fund

Organization
of the Fund

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.

Berger Financial Group LLC (BFG) (formerly Berger LLC) (210 University Blvd., Suite 800, Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle Financial LLC as sub-adviser. The investment advisory fee charged to the Fund is 0.90% of the first $1 billion of average daily net assets and 0.80% in excess of $1 billion.

Bay Isle Financial LLC (Bay Isle), (160 Sansome Street, 17th Floor, San Francisco, California 94104), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Disciplined Small Cap Value Fund.

Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on ____________. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1986. Most of the team of investment professionals have been with Bay Isle for at least ____ years.

                                                   Berger Funds - ________, 2002
                        Berger Disciplined Small Cap Value Fund - Service Shares

18

Organization
of the Fund (continued)

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund has exceeded 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

12B-1 ARRANGEMENTS

The Funds are "no-load" funds, meaning that you pay no sales charge or commissions when you buy or sell Fund shares. However, the Funds have adopted a 12b-1 plan permitting them to pay a fee in connection with distribution of their shares. Berger Financial Group LLC is entitled to be paid a fee of 0.25% of the Funds' average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SERVICE FEE

The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class of the Fund for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

Special Fund Structure

The Fund currently has three classes of shares. The Service Shares are offered through this prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Disciplined Small Cap Value Fund applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call (800) 333-1001. For more information on Institutional Shares, please call (800) 259-2820.

For more information on the multi-class fund structure, see the SAI.

Berger Funds - ________, 2002
Berger Disciplined Small Cap Value Fund - Service Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference,which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City,MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room,call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee,by sending your request to the following e-mail address: publicinfo@sec.gov,or by writing to the SEC's Public Reference
Room,Washington,D.C.20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Disciplined Small Cap Value Fund - Service Shares)
                                                                       DSCVSPROS

                     BERGER DISCIPLINED SMALL CAP VALUE FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                                 SERVICE SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427


                    This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Service Shares of the Berger Disciplined Small Cap Value Fund (the "Fund"), dated _______________, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

                    This SAI is about the class of shares of the Fund designated as Service Shares. Service Shares are not offered directly to the public, but are sold through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.





                              DATED MARCH 27, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                                 CROSS-REFERENCES TO
                                                        PAGE     RELATED DISCLOSURES
SECTION                                                  NO.     IN PROSPECTUS
-------                                                 ----     -------------
    Introduction                                                 Table of Contents

1.  Investment Strategies and Risks of                           Berger Disciplined Small Cap Value Fund;
    the Fund                                                     The Fund's Goal and Principal Investment
                                                                 Strategies; Principal Risks

2.  Investment Restrictions                                      Berger Disciplined Small Cap Value Fund;
                                                                 Investment Techniques, Securities and Associated
                                                                 Risks

3.  Management of the Fund                                       Organization of the Fund

4.  Investment Adviser and Sub-Adviser                           Organization of the Fund

5.  Expenses of the Fund                                         Organization of the Fund; Financial Highlights for
                                                                 the Fund

6.  Brokerage Policy                                             Organization of the Fund

7.  Purchasing and Redeeming Shares of the                       Purchasing and Selling (Redeeming) Shares
    Fund

8.  How the Net Asset Value is Determined                        Your Share Price

9.  Income Dividends, Capital                                    Distributions and Taxes
    Gains Distributions and Tax Treatment

10. Suspension of Redemption Rights                              Information About Your Account

11. Performance Information                                      Financial Highlights for the Fund

12. Additional Information                                       Organization of the Fund; Special Fund Structure

    Financial Information                                        Financial Highlights for the Fund

                                  INTRODUCTION


         The Fund described in this SAI is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund.

1.       INVESTMENT STRATEGIES AND RISKS OF THE FUND

         The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

         This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

         COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

         DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

         Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

         Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

         CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

         SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

         ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

         SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

         INITIAL PUBLIC OFFERINGS. The Funds may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

         There can be no assurance that IPOs will continue to be available for any of the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

         The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large (such as the Berger Growth Fund) is not likely to participate in the allocation of many IPOs. FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

         Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

         ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

         REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

         These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

         When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

         LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

         The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

         The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

         Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

         SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

         Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

         HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

         A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

         The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

         The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

         In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

         Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

         The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

         Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

         The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

         Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

         The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

         Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

         The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

         These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

         The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

         While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

         Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

         The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

         An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

         TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

         PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

         Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.       INVESTMENT RESTRICTIONS

         The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

         The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

         In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

         The following fundamental restrictions apply to the Fund. The Fund may not:

         1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

         1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         3. The Fund may not invest in companies for the purposes of exercising control of management.

         4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.       MANAGEMENT OF THE FUND

         The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.

         The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations.

    MICHAEL OWEN, 210 University Boulevard, Suite 800, Denver, CO 80206, DOB:
         1937. Dean of Zayed University (since September 2000). Formerly self-employed as a financial and management consultant, and in real estate development (from June 1999 to September 2000). Dean (from 1993 to June 1999), and a member of the Finance faculty (from 1989 to 1993), of the College of Business, Montana State University. Formerly, Chairman and Chief Executive Officer of Royal Gold, Inc. (mining) (1976 to 1989). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

  * JACK R. THOMPSON, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June 1999 (Executive Vice President from February 1999 to June 1999) of Berger Financial Group LLC (formerly Berger LLC). Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) (since November 1997 to December 2001). Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment adviser) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the Janus Aspen Funds from May 1993 through June 1995.

    DENNIS E. BALDWIN, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1928. President, Baldwin Financial Counseling (since July 1991). Formerly, Vice President and Denver Office Manager of Merrill Lynch Capital Markets (1978 to 1990). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

    KATHERINE A. CATTANACH, 210 University Boulevard, Suite 800, Denver, CO
         80206, DOB: 1945. Managing Principal (since September 1987), Sovereign Financial Services, Inc. (investment consulting firm). Executive Vice President (1981 to 1988), Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

    PAUL R. KNAPP, 210 University Boulevard, Suite 800, Denver, CO 80206, DOB:
         1945. Executive Officer of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent (since October 2000). President of Vermont Western Assurance, Inc., a wholly owned subsidiary of DST Systems (since December 2000). Director and Vice President (February 1998 to November 2000) of West Side Investments, Inc. (investments), a wholly owned subsidiary of DST Systems, Inc. President, Chief Executive Officer and a director (September 1997 to October 2000) of DST Catalyst, Inc., an international financial markets consulting, software and computer services company, (now DST International, a subsidiary of DST). Previously (1991 to October 2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991 to September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988 to 1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

    HARRY T. LEWIS, JR., 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1933. Lewis Investments (since June 1988) (self-employed private investor). Formerly, Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee (1981 to 1988). Director (1995 to March 2002) of J.D. Edwards & Co. (computer software company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

    WILLIAM SINCLAIRE, 210 University Boulevard, Suite 800, Denver, CO 80206,
         DOB: 1928. President (since January 1998), Santa Clara LLC (privately owned agriculture company). President (January 1963 to January 1998), Sinclaire Cattle Co. (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

    ALBERT C. YATES, 210 University Boulevard, Suite 800, Denver, CO 80206, DOB:
         1941. President (since 1990), Chancellor and Professor of Chemistry Department of Chemistry, of Colorado State University. Formerly Executive Vice President and Provost (1983 to 1990) Academic Vice President and Provost (1981 to 1983) and Professor of Chemistry (1981 to 1990) of Washington State University. Vice President and University Dean for Graduate Studies and Research and Professor of Chemistry of the University of Cincinnati (1977 to 1981). Director of the Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

  * JAY W. TRACEY CFA, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1954. Executive Vice President of the Berger Funds (since August
         2000). Executive Vice President and Chief Investment Officer of Berger Financial Group LLC (since June 2000). Portfolio manager of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since

         June 2000) and the Berger Large Cap Growth Fund (from January 2001 through December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap Growth Fund and team interim portfolio manager (since December 2001) of the Berger New Generation Fund. Formerly, Vice President and Portfolio Manager at Oppenheimer Funds, Inc. (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September 1994).

  * JANICE M. TEAGUE, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November
         1998) and Secretary (November 1998 to February 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November
         1998) and Assistant Secretary (October 1996 through November 1998) with Berger Financial Group LLC. Vice President and Secretary with Berger Distributors LLC (since August 1998). Vice President and Secretary of Bay Isle Financial LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996), Secretary of the Janus Funds (from January 1990 to May 1995) and Assistant Secretary of Janus Capital Corporation from (October 1989 to May 1995).

  * ANDREW J. ISEMAN, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1964. Vice President of the Berger Funds (since March 2001). Vice President (since September 1999) and Chief Operating Officer (since November 2000) of Berger Financial Group LLC. Manager (since September
         1999) and Director (June 1999 to September 1999) of Berger Distributors LLC. Vice President-Operations (February 1999 to November 2000) of Berger Financial Group LLC. Associate (November 1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to November 1998) and Director of Research and Development (May 1996 to February 1997) of Berger Financial Group LLC.

  * ANTHONY R. BOSCH, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1965. Vice President of the Berger Funds (since February 2000). Vice President (since June 1999) and Chief Legal Officer (since August
         2000) with Berger Financial Group LLC. Chief Compliance Officer with Berger Distributors LLC (since September 2001). Vice President of Bay Isle Financial LLC (since January 2002). Formerly, Assistant Vice President of Federated Investors, Inc. (December 1996 through May
         1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).

  * BRIAN S. FERRIE, 210 University Boulevard, Suite 800, Denver, CO  80206,
         DOB: 1958. Vice President of the Berger Funds (since November 1998). Vice President (since February 1997), Treasurer and Chief Financial Officer (since March 2001) and Chief Compliance Officer (from August 1994 to March 2001) with Berger Financial Group LLC. Vice President (since May 1996), Treasurer and Chief Financial Officer (since March
         2001) and Chief Compliance Officer (from May 1996 to September 2001) with Berger Distributors LLC. Formerly, Compliance Officer with United Services Advisor, Inc. (from January 1988 to July 1994) and Director of Internal Audit of United Services Funds (from January 1987 to July
         1994).

  * JOHN PAGANELLI, 210 University Boulevard, Suite 800, Denver, CO 80206, DOB:
         1967. Vice President (since November 1998), Treasurer (since March
         2001) and Assistant Treasurer (November 1998 to March 2001) of the Berger Funds. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger Financial Group LLC. Formerly, Manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December
         1994) with Palmeri Fund Administrators, Inc.

  * SUE VREELAND, 210 University Boulevard, Suite 800, Denver, CO 80206, DOB:
         1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger Financial Group LLC and Berger Distributors LLC (since June 1999) and Bay Isle Financial LLC (since December 2001). Formerly, Assistant Secretary of the Janus Funds (from March 1994 to May 1999), Assistant Secretary of Janus Distributors, Inc. (from June 1995 to May 1997) and Manager of Fund Administration for Janus Capital Corporation (from February 1992 to May 1999).

----------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Fund's adviser or sub-adviser.

         The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

         The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2001. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

         The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:


   NAME AND POSITION
   WITH BERGER FUNDS                                 AGGREGATE COMPENSATION FROM
   -----------------                    ------------------------------------------------------
                                                                           ALL BERGER FUNDS(2)
                                        BERGER DISCIPLINED SMALL CAP       FISCAL YEAR ENDING
                                                VALUE FUND(1)              SEPTEMBER 30, 2001
                                        ----------------------------       ------------------
Dennis E. Baldwin(3)                              $511                         $57,984
Louis Bindner(6)                                  $  0                         $19,234
Katherine A. Cattanach(3)                         $511                         $58,400
Paul R. Knapp(3)                                  $472                         $54,234
Harry T. Lewis(3)                                 $472                         $54,234
Michael Owen(3)                                   $590                         $67,448
William Sinclaire(3)                              $472                         $54,234
Albert C. Yates(3),(7)                            $472                         $35,000
Jack R. Thompson(3),(4),(5)                       $  0                         $     0

(1) The Fund was not added as a series of the Trust until ___________, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Select Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, and the Berger Balanced Fund), the Berger Institutional Products Trust (seven series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $31,960; Lou Bindner $2,499; Katherine A. Cattanach $58,400; William Sinclaire $54,234; Albert C. Yates $17,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6)  Resigned effective March 1, 2001.

(7)  Appointed Trustee effective March 1, 2001.

         Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.

         As of March 27, 2002, the current officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.

         The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.       INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

         Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

         BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which executes portfolio trades for the Funds.

         Stilwell Financial was previously a wholly owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Funds or the Adviser to the Funds.

BAY ISLE FINANCIAL LLC - SUB-ADVISER

         Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 500, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is now a wholly owned subsidiary of BFG.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

         Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The

Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

         Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. Investment advisory fees are charged to the Fund according to the following schedule:

                  FUND                            AVERAGE DAILY NET ASSETS                   ANNUAL RATE
Berger Disciplined Small Cap Value Fund               First $1 billion                          0.90%
                                                      Over $1 billion                           0.80%

         Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent transfer agency, investor reporting and registration expenses of the Investor Shares class exceed 0.20%.

         The Investment Advisory Agreement will continue in effect until the last day of April 200_, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.

         Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.___% of the first $1 billion of average daily net assets of the Fund, and 0.___% of any amount in excess of $1 billion. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

         The Sub-Advisory Agreement will continue in effect until the last day of April 200_, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

         While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

         BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

         The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, no account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

RESTRICTIONS ON PERSONAL TRADING

         BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

         Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

         In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.       EXPENSES OF THE FUND

         In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

         Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2001, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.

         The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

         As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

         State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

         As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $14.85 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

         All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

12b-1 PLAN

         The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Investor Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Investor Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

         The expenses paid by BFG may include, but are not limited to:

    -- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Investor Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

    -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Investor Shares, such as answering routine telephone inquiries and processing investor requests for information;

    -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the
         Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Investor Shares, including services to holders of Investor Shares and prospective investors;

    -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

    -- costs of printing and distributing prospectuses and reports to prospective investors of Investor Shares;

    -- costs involved in preparing, printing and distributing sales literature for Investor Shares;

    -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund relating to Investor Shares that BFG deems advisable;

    -- and such other costs relating to Investor Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Investor Shares.

         Such 12b-1 fee payments are to be made by the Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

         From time to time the Fund may engage in activities that jointly promote the sale of Investor Shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Investor Shares, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

         The current 12b-1 Plan will continue in effect until the end of April 200_, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Investor Shares without investor approval.

SERVICE FEE

         The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class of the Fund for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

OTHER EXPENSE INFORMATION

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

         The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

         The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.


DISTRIBUTOR

         The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Service Shares.

6.       BROKERAGE POLICY

         Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

         The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

         In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

         In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

         The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

         These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

         The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Funds have also authorized sales of shares of the Funds by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.

7.       PURCHASING AND REDEEMING SHARES OF THE FUND

         Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. These financial intermediaries agree to maintain a $100,000 minimum aggregate account balance in the Fund. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

         The Funds do not impose any sales charges, commissions or redemption fees for the redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

         Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.

8.       HOW THE NET ASSET VALUE IS DETERMINED

         The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

         The per share net asset value of the Service Shares is determined by dividing the Service Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Service Shares, by the total number of Service Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Service Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

         In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.       INCOME DIVIDENDS, CAPITAL GAINS, DISTRIBUTIONS AND TAX TREATMENT

         This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

         TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

         TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

         In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

         If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

         If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

         Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

         TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

         INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

         If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

         INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

         BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

         FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.      SUSPENSION OF REDEMPTION RIGHTS

         The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

         The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.      PERFORMANCE INFORMATION

         From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

         The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                     n
                                             P(1 + T)  = ERV

                  Where    P     =    a hypothetical initial payment of $1,000

                           T     =    the average annual total return

                           n     =    the number of years

                           ERV   =    the ending redeemable value of a
                                      hypothetical $1,000 payment made at the
                                      beginning of the period).

         All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.

         Shares of the Fund had no class designations until February 14, 1997, when all of the then-existing shares were designated as Service Shares and the Fund commenced offering another class of shares. Total return of the Service Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

         The Fund has no performance history since it did not commence operations until ______________.

12.      ADDITIONAL INFORMATION

FUND ORGANIZATION

         The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on ______________.

         The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of nine series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.

         Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

         In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

         As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

         CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

         Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

         Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

         Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

         Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE ON SPECIAL FUND STRUCTURE

         The Fund has divided its shares into classes and has three classes of shares outstanding, the Service Shares covered by this SAI and the Institutional Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.

         Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

         Insofar as the management of the Fund is aware, as of March 27, 2002, no person owned, beneficially or of record, more than 5% of the outstanding Service Shares of the Fund.

DISTRIBUTION

         Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

         The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 200_, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

         The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

         Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

                                 [TO BE UPDATED]

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.


CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER INVESTMENT PORTFOLIO TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  None.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG") (formerly Berger LLC), the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David
G. Mertens is a Senior Vice President of BFG; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of BFG and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment adviser; Lisa M. Steele is a Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton is a Vice President-Corporate Communications of BFG; and Johnnie Rogers is a Vice President of BFG. The address of businesses referenced include: BFG, Berger/Bay Isle LLC, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Blvd., Suite 800, Denver, Colorado 80206.

                  The business of Perkins, Wolf, McDonnell & Company ("PWM"), the sub-adviser to the Berger Mid Cap Value Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. Information relating to the officers and directors of PWM (current and for the past two years) is as follows: Robert H. Perkins is the President and Chief Investment Officer of PWM; and Greg E. Wolf is the Treasurer and Chief Operating Officer of PWM.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
                -   Berger Small Company Growth Fund
                -   Berger New Generation Fund
                -   Berger Balanced Fund
                -   Berger Select Fund
                -   Berger Large Cap Value Fund
                -   Berger Mid Cap Growth Fund
                -   Berger Mid Cap Value Fund
                -   Berger Information Technology Fund
         Berger Omni Investment Trust
                -   Berger Small Cap Value Fund
         Berger Institutional Products Trust
                -   Berger IPT - Growth Fund
                -   Berger IPT - Large Cap Growth Fund
                -   Berger IPT - Small Company Growth Fund
                -   Berger IPT - International Fund
                -   Berger IPT - New Generation Fund
                -   Berger IPT - Mid Cap Value Fund
                -   Berger IPT - Large Cap Value Fund
         Berger Worldwide Funds Trust
                -   Berger International Fund
                -   International Equity Fund
                -   Berger International CORE Fund

                    (b)  For Berger Distributors LLC:

                                                 Positions and                            Positions and
                                                 Offices with                             Offices with
      Name                                        Underwriter                              Registrant
      ----                                       -------------                            -------------
David G. Mertens                   President, CEO and Manager                None

Brian S. Ferrie                    Vice President, Chief Financial Officer   Vice President
                                   and Treasurer

Janice M. Teague                   Vice President and Secretary              Vice President and Assistant Secretary

Anthony R. Bosch                   Vice President and Chief Compliance       Vice President
                                   Officer

Andrew J. Iseman                   Manager                                   Vice President

Sue Vreeland                       Assistant Secretary                       Secretary

                    The principal business address of each of the persons in the table above is 210 University Blvd., Suite 800, Denver, CO 80206.

                    (c)  Not applicable.

Item 28.            Location of Accounts and Records

                    The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, MO 64121;

                    (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 800, Denver, Colorado 80206.

                    (c) Certain records relating to day-to-day portfolio management of the Berger Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.


Item 29.            Management Services

                    The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.            Undertakings

                    Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 22nd day of February, 2002.


                                    BERGER INVESTMENT PORTFOLIO TRUST
                                    ---------------------------------
                                    (Registrant)

                                    By /s/  Jack R. Thompson
                                       -----------------------------------------
                                       Name: Jack R. Thompson
                                             -----------------------------------
                                       Title: President
                                              ----------------------------------


                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                                        Title                                               Date
          ---------                                        -----                                               ----
/s/ Jack R. Thompson                               President (Principal                                 February 22, 2002
---------------------------------                  Executive Officer)
Jack R. Thompson                                   and Trustee


/s/ Brian S. Ferrie                                Vice President (Principal                            February 22, 2002
---------------------------------                  Financial Officer)
Brian S. Ferrie


/s/ John A. Paganelli                              Vice President and Treasurer                         February 22, 2002
---------------------------------                  (Principal Accounting
John A. Paganelli                                  Officer)


Dennis E. Baldwin*                                 Trustee                                              February 22, 2002
---------------------------------
Dennis E. Baldwin


Katherine A. Cattanach*                            Trustee                                              February 22, 2002
---------------------------------
Katherine A. Cattanach


Paul R. Knapp*                                     Trustee                                              February 22, 2002
---------------------------------
Paul R. Knapp

Harry T. Lewis, Jr.*                               Trustee                                              February 22, 2002
---------------------------------
Harry T. Lewis, Jr.


Michael Owen*                                      Trustee                                              February 22, 2002
---------------------------------
Michael Owen


William Sinclaire*                                 Trustee                                              February 22, 2002
---------------------------------
William Sinclaire


Albert C. Yates*                                   Trustee                                              February 22, 2002
---------------------------------
Albert C. Yates


*By: /s/ Jack R. Thompson
     ----------------------------
       Attorney-in-fact

                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX

N-1A                  EDGAR
Exhibit               Exhibit
No.                   No.                            Name of Exhibit
----------------      ----------                     ---------------
(1)     Exhibit       23(a)                          Trust Instrument

(2)     Exhibit       23(b)                          Bylaws

        Exhibit       23(c)                          Not applicable

(3)     Exhibit       23(d)-1                        Form of Investment Advisory Agreement for Berger
                                                     Small Company Growth Fund

(29)    Exhibit       23(d)-1a                       Form of Amendment to Berger Small Company Growth
                                                     Fund Investment Advisory Agreement

(4)     Exhibit       23(d)-2                        Form of Investment Advisory Agreement for Berger
                                                     New Generation Fund

(29)    Exhibit       23(d)-2a                       Form of Amendment to Berger New Generation Fund
                                                     Investment Advisory Agreement

(5)     Exhibit       23(d)-3                        Form of Investment Advisory Agreement for Berger
                                                     Balanced Fund

(29)    Exhibit       23(d)-3a                       Form of Amendment to Berger Balanced Fund
                                                     Investment Advisory Agreement

(6)     Exhibit       23(d)-4                        Form of Investment Advisory Agreement for Berger
                                                     Select Fund

(29)    Exhibit       23(d)-4a                       Form of Amendment to Berger Select Fund
                                                     Investment Advisory Agreement

(7)     Exhibit       23(d)-5                        Form of Investment Advisory Agreement for Berger
                                                     Mid Cap Growth Fund

(29)    Exhibit       23(d)-5a                       Form of Amendment to Mid Cap Growth Fund
                                                     Investment Advisory Agreement

(8)     Exhibit       23(d)-6                        Form of Investment Advisory Agreement for Berger
                                                     Mid Cap Value Fund

(29)    Exhibit       23(d)-6a                       Form of Amendment to Mid Cap Value Fund
                                                     Investment Advisory Agreement

(9)     Exhibit       23(d)-7                        Form of Sub-Advisory Agreement for Berger Mid Cap
                                                     Value Fund

(27)    Exhibit       23(d)-8                        Form of Investment Advisory Agreement for Berger
                                                     Information Technology Fund

(29)    Exhibit       23(d)-8a                       Form of Amendment to Berger Information
                                                     Technology Fund Investment Advisory Agreement

(27)    Exhibit       23(d)-9                        Form of Sub-Advisory Agreement for Berger
                                                     Information Technology Fund

(33)    Exhibit       23(d)-9a                       Form of Amendment to Sub-Advisory Agreement for
                                                     Berger Information Technology Fund

(33)   Exhibit        23(d)-10                       Form of Investment Advisory Agreement for Berger
                                                     Large Cap Value Fund

(10)   Exhibit        23(e)                          Form of Distribution Agreement between the Trust
                                                     and Berger Distributors LLC

(33)   Exhibit        23(e)-1                        Form of Amendment to Distribution Agreement
                                                     between the Trust and Berger Distributors LLC

       Exhibit        23(f)                          Not applicable

(11)   Exhibit        23(g)-1                        Form of Custody Agreement

(32)   Exhibit        23(g)-1a                       Form of assignment from IFTC to State Street

(32)   Exhibit        23(g)-1b                       Form of Amendment to Custody Agreement for
                                                     Foreign Custody

(33)   Exhibit        23(g)-1c                       Form of Global and Domestic Custody Fee Schedule

(32)   Exhibit        23(g)-2                        Form of Retirement Custody Agreement

(33)   Exhibit        23(g)-2a                       Form of Amendment to Retirement Plan Custody
                                                     Agreement

(34)   Exhibit        23(g)-2b                       Form of 2nd Amendment to Retirement Plan Custody
                                                     Agreement

(12)   Exhibit        23(h)-1                        Form of Administrative Services Agreement for
                                                     Berger Small Company Growth Fund

(29)   Exhibit        23(h)-1a                       Form of Amendment to Berger Small Company Growth
                                                     Fund Administrative Services Agreement

(13)   Exhibit        23(h)-2                        Form of Administrative Services Agreement for
                                                     Berger New Generation Fund

(29)   Exhibit        23(h)-2a                       Form of Amendment to Berger New Generation Fund
                                                     Administrative Services Agreement

(14)   Exhibit        23(h)-3                        Form of Administrative Services Agreement
                                                     for Berger Balanced Fund

(29)   Exhibit        23(h)-3a                       Form of Amendment to Berger Balance Fund
                                                     Administrative Services Agreement

(15)   Exhibit        23(h)-4                        Form of Administrative Services Agreement for
                                                     Berger Select Fund

(29)   Exhibit        23(h)-4a                       Form of Amendment to Berger Select Fund
                                                     Administrative Services Agreement

(16)   Exhibit        23(h)-5                        Form of Administrative Services Agreement for
                                                     Berger Mid Cap Growth Fund

(29)   Exhibit        23(h)-5a                       Form of Amendment to Berger Mid Cap Growth Fund
                                                     Administrative Services Agreement

(17)   Exhibit        23(h)-6                        Form of Administrative Services Agreement for
                                                     Berger Mid Cap Value Fund

(29)   Exhibit        23(h)-6a                       Form of Amendment to Mid Cap Value Fund
                                                     Administrative Services Agreement

(18)   Exhibit        23(h)-7                        Form of Recordkeeping and Pricing Agent Agreement

(32)   Exhibit        23(h)-7a                       Form of assignment of Recordkeeping and Pricing
                                                     Agent Agreement from IFTC to SSB

(33)    Exhibit       23(h)-7b                       Form of Fee Schedule for Recordkeeping
                                                     and Pricing
(19)    Exhibit       23(h)-8                        Form of Agency Agreement

(32)    Exhibit       23(h)-8a                       Form of Assignment of Agency Agreement from IFTC
                                                     to DST

(27)    Exhibit       23(h)-9                        Form of Administrative Services Agreement for the
                                                     Berger Information Technology Fund

(29)    Exhibit       23(h)-9a                       Form of Amendment to Berger Information
                                                     Technology Fund Administrative Services Agreement

(32)    Exhibit       23(h)-10                       Form of Securities Lending Agreement

(33)    Exhibit       23(h)-11                       Form of Administrative Services Agreement for the
                                                     Berger Large Cap Value Fund

(33)    Exhibit       23(h)-12                       Form of Line of Credit Agreement

(27)    Exhibit       23(i)-1                        Opinion and consent of Davis, Graham & Stubbs LLP
                                                     (relating to the Berger Information Technology
                                                     Fund)

(28)    Exhibit       23(i)-2                        Opinion and consent of Davis, Graham & Stubbs LLP
                                                     (relating to the Berger New Generation Fund --
                                                     Institutional Shares and the Berger Small Company
                                                     Growth Fund -- Institutional Shares)

(33)    Exhibit       23(i)-3                        Opinion and consent of Davis, Graham & Stubbs LLP
                                                     (relating to the Berger Large Cap Value Fund)

*       Exhibit       23(j)         EX-99B.23(j)     Consent of PricewaterhouseCoopers LLP

(32)    Exhibit       23(j)-3                        Consent of McGladrey & Pullen, LLP relating to
                                                     the Berger Information Technology Fund
        Exhibit       23(k)                          Not applicable

(20)    Exhibit       23(l)                          Investment Letter from Initial Stockholder

(21)    Exhibit       23(m)-1                        Form of Rule 12b-1 Plan for Berger Small Company
                                                     Growth Fund

(22)    Exhibit       23(m)-2                        Form of Rule 12b-1 Plan for Berger New Generation
                                                     Fund

(23)    Exhibit       23(m)-3                        Form of Rule 12b-1 Plan for Berger Balanced Fund

(24)    Exhibit       23(m)-4                        Form of Rule 12b-1 Plan for Berger Select Fund

(25)    Exhibit       23(m)-5                        Form of Rule 12b-1 Plan for Berger Mid Cap Growth
                                                     Fund

(26)    Exhibit       23(m)-6                        Form of Rule 12b-1 Plan for Berger Mid Cap Value
                                                     Fund

(27)    Exhibit       23(m)-7                        Form of Rule 12b-1 Plan for the Investor Shares
                                                     of the Berger Information Technology Fund

(28)    Exhibit       23(m)-8                        Amended and Restated Rule 12b-1 Plan for the
                                                     Investor Shares of the Berger Small Company
                                                     Growth Fund

(28)    Exhibit       23(m)-9                        Amendment and Restated Rule 12b-1 Plan for the
                                                     Investor Shares of the Berger New Generation Fund

(33)    Exhibit       23(m)-10                       Form of 12b-1 Plan for the Investor Shares of the
                                                     Berger Large Cap Value Fund

(27)    Exhibit       23(o)-1                        Form of Rule 18f-3 Plan for the Berger
                                                     Information Technology Fund

(28)    Exhibit       23(o)-2                        Form of Rule 18f-3 Plan for the Berger Small
                                                     Company Growth Fund

(28)    Exhibit       23(o)-3                        Form of Rule 18f-3 Plan for the Berger New
                                                     Generation Fund

(33)    Exhibit       23(o)-4                        Form of Rule 18f-3 Plan for the Berger Large Cap
                                                     Value Fund

(29)    Exhibit       23(p)-1                        Code of Ethics of the Berger Funds

(33)    Exhibit       23(p)-1a                       Amended Code of Ethics of the Berger Funds

(30)    Exhibit       23(p)-2                        Code of Ethics of Berger LLC

(32)    Exhibit       23(p)-2a                       Amended Code of Ethics of Berger LLC

(33)    Exhibit       23(p)-2b                       Amended Code of Ethics of Berger LLC

(31)    Exhibit       23(p)-3                        Code of Ethics of Berger Distributors LLC

(33)    Exhibit       23(p)-3a                       Amended Code of Ethics of Berger Distributors LLC

(32)    Exhibit       23(p)-4                        Code of Ethics for Perkins, Wolf, McDonnell and
                                                     Company

(32)    Exhibit       23(p)-5                        Code of Ethics for Bay Isle Financial Corporation


---------------------------
*  To be filed with 485(b) filing

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.

(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(27) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.

(28) Filed as Exhibit number listed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed June 15, 1999.

(29) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2000.

(30) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.

(31) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.

(32) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, filed January 26, 2001.

(33) Filed as Exhibit number listed with Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, filed September 27, 2001.

(34) Filed as Exhibit number listed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2002.